Schedule of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued payroll	$ 1,094,666	$ 421,645
Royalties	75,642	166,540
Accrued interest	44,291
Accrued property and use tax	10,905	10,905
Other	87,645	13,269
Total accrued liabilities	$ 1,313,149	$ 612,359